NATURE OF OPERATIONS AND DISCONTINUANCE OF BUSIENSS (Details Narrative)	12 Months Ended
Dec. 31, 2015
NATURE OF OPERATIONS AND DISCONTINUANCE OF BUSIENSS (Details Narrative)
State Of Incorporation	State of Nevada
Entity incorporation, date of incorporation	Nov. 26, 2007